INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	(100.00%)	44.00%	(8.00%)
Permanent differences	$ 2	$ 3	$ 4
Disallowed compensation	6	0	0
Deferred tax asset related to disallowed compensation	5
Tax expense for legal provisions	3
Tax effect for asset acquisition	3
Impact of rate changes	5	22	(1)
Recognition of orphan drug credits earned in prior years	0	0	(43)
Deferred tax assets	268	219	105
Profit/(loss) before taxation	1	(95)	190
Deferred tax asset to be recovered in the next twelve months	42
Deferred tax asset to be recovered in more than the next twelve months	226
Unrecognized deferred tax assets	28	23	22
Deferred tax asset written off to tax expense	5
Deferred tax relating to share-based compensation charged directly to equity	7
Current tax relating to share-based compensation charged directly to equity	5
Current tax recorded in currency translation reserve	(2)	(3)	(1)
Legal proceedings provision		290
Income tax benefit relating to legal proceedings provision	57	68
Income tax on rate change of legal proceeding provision	3	12		$ 8
Increase in legal proceedings provision	228
Undistributed earnings	13	11	12
Deferred tax liability on undistributed earnings	1	1	1
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities possible in the next twelve months	0
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities possible in the next twelve months	35
Domestic Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	116	120	102
Foreign Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	147	87	11
Inventory | Domestic Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	44	26	15
Litigation | Domestic Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20	31	24
Short-term temporary differences | Domestic Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18	17	15
Foreign Tax Credit Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	6	2	0
Foreign Tax Credit Carryforward | Foreign Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	143	86	0
Prior Period Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	12	12	14
Interest Expense
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 10	$ 9	$ 8